Related Parties (Tables)	6 Months Ended
Jun. 30, 2026
Related Party Transactions [Abstract]
Schedule of Related Party Transactions	The following table presents investment management revenue for the periods indicated below:

	Year ended
(in thousands)	2025	2024	2023
GROZ:
Management fees	$290	$290	290
GDEV I:
Management fees	1,915	2,124	2,430
GDEV II:
Management fees	2,658	2,551	2,031
GREC II:
Management fees	4,400	5,871	3,855
Performance participation fee	—	1,088	1,654
Administrative fees	$2,392	$6,876	3,478
The following table presents investment management fees receivable as of December 31, 2025 and 2024:

(in thousands)	December 31, 2025	December 31, 2024
GROZ:
Management fees receivable	$73	$145
GDEV I:
Management fees receivable	—	(4)
GDEV II:
Management fees receivable	—	—
GREC II:
Management fees receivable	5,885	1,484
Performance participation fee receivable	—	853
Administrative fee receivable(1)	$3,901	$5,320
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(1)Includes amounts owed from GREC II of $1.8 million and $3.1 million related to administrative fees and $2.1 million and $2.2 million related to capitalized labor costs pursuant to the Administration Agreement (as defined in the GREC II discussion below) as of December 31, 2025 and 2024, respectively.
Effective January 1, 2025, the base management fees under GCM's advisory fee agreement with GREC II are calculated at a monthly rate of 1.00% annually of the aggregate NAV of the net assets attributable to Class F shares of GREC II plus an annual percentage of the aggregate NAV of the net assets attributable to Class I, Class D, Class T, and Class S shares in accordance with the following schedule as of December 31, 2025:

Aggregate NAV (Class I, Class D, Class T, and Class S shares)	Management Fee
On NAV up to and including $1,500,000,000	1.50% (0.13% monthly)
On NAV in excess of $1,500,000,000	1.25% (0.10% monthly)
The following table presents investment management revenue for the periods indicated below:

	Three months ended June 30,		Six months ended June 30,
(in thousands)	2026	2025	2026	2025
GROZ:
Management fees	$73	$73	$145	$145
GDEV I:
Management fees	584	495	1,101	956
GDEV II:
Management fees	653	696	1,299	1,337
GREC II:
Management fees	943	1,148	1,895	2,312
Administrative fees	$857	$21	$959	$973
The following table presents investment management fees receivable as of June 30, 2026 and December 31, 2025:

(in thousands)	June 30, 2026	December 31, 2025
GROZ:
Management fees receivable	$48	$73
GREC II:
Management fees receivable	943	5,885
Administrative fee receivable(1)	$1,166	$3,901
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(1)Includes amounts owed from GREC II of $0.9 million and $1.8 million related to administrative fees and $0.3 million and $2.1 million related to capitalized labor costs pursuant to the Administration Agreement (as defined in the GREC II discussion below) as of June 30, 2026 and December 31, 2025, respectively.